Submission	Jul. 29, 2025
Submission [Line Items]
Central Index Key	0001818874
Registrant Name	SoFi Technologies, Inc.
Form Type	S-3ASR
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES